Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfadyntgtdt-20200221_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES AND
SUMMARY PROSPECTUSES
OF
WELLS FARGO TARGET DATE RETIREMENT FUNDS
Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Dynamic Target 2060 Fund
(each a "Fund", together the "Funds")

At a meeting held February 19-20, 2020, the Board of Trustees of the Funds approved the following changes to the Funds' principal investment strategies effective July 1, 2020.

Effective July 1, 2020, the section entitled "Fund Summary - Principal Investment Strategies" for each Fund is revised as set forth below.

The second paragraph is deleted and replaced with the following:

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The following paragraph is added to the end of the section:

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.